PIMCO Global Diversified Allocation Portfolio Investment Objectives and Goals - Administrative Class [Member] - PIMCO Global Diversified Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO Global Diversified Allocation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index.